Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (490,658)	$ (425,545)	$ (2,025,947)	$ (4,740,723)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Issuance and amortization of common stock for services	133,422		125,572	1,098,452
Foreign currency transaction gain	(109,129)	(1,960)	(30,497)	143,808
Depreciation expense	509	438	1,993	2,473
Amortization of debt discounts	6,074	121,281	136,527	734,130
Change in fair value of derivative liabilities	3,904	(64,952)	8,186	(385,293)
Gain on extinguishment of debt, net		(49,985)	(50,607)	(67,123)
Gain from settlement of debt, net			(49,319)
Stock option and restricted stock expense	20,718	20,718	82,872	300,416
Non-cash interest expense	2,250	6,750	16,500	15,000
Accretion of put premium	90,192		200,410	836,724
Changes in Assets and Liabilities:
GST receivable	1,937	(755)	(2,147)	3,332
Prepaid expenses and other assets	(8,353)			83,157
Accounts payable	(137,927)	53,576	178,311	(59,737)
Deferred rent		633	(3,695)	3,394
Employee benefit liability	4,067	10,544	33,134	35,724
Accrued expenses and other payables	(15,102)	133,046	152,861	(9,740)
Accrued interest	11,338	16,262	80,582	156,417
NET CASH USED IN OPERATING ACTIVITIES	(486,758)	(179,949)	(1,145,264)	(1,849,589)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible promissory notes, net of original issue discounts and issue costs	160,000		325,000	1,465,250
Repayments of convertible promissory notes		(43,000)	(43,000)
Proceeds from the sale of common stock				450,000
Fees associated with offering costs				(25,010)
Proceeds from the exercise of warrants	275,000	201,044	776,044
NET CASH PROVIDED BY FINANCING ACTIVITIES	435,000	158,044	1,058,044	1,890,240
Effect of exchange rate changes on cash	95,320	6,116	22,468	23,962
NET INCREASE (DECREASE) IN CASH	43,562	(15,789)	(64,752)	64,613
CASH AT BEGINNING OF PERIOD	2,255	67,007	67,007	2,394
CASH AT END OF PERIOD	45,817	51,218	2,255	67,007
Supplemental Disclosure of Cash Flow Information
Interest		13,172	13,621	6,110
Income Tax
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Reduction of put premium related to conversions of convertible notes	109,643	204,919	590,504	874,924
Conversion of convertible notes and accrued interest to common stock	197,936	417,670	1,142,205	1,814,336
Discounts related to warrants issued with convertible notes				375,905
Discounts related to derivative liability				227,000
Operating lease right-of-use asset and operating lease liability recorded on adoption of ASC 842				48,662
Reversal of common stock issuable and put premium due to cancellation of conversions of convertible debt and accrued interest			31,801
Deemed dividend upon alternate cashless exercise of warrants	114,844		391,749
Accounts payable reclass to convertible notes			$ 25,000
Common stock issued for accrued services	448,440
Subscription receivable	$ 100,000